OTHER COSTS AND EXPENSES - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Other Costs and Expenses [Abstract]
Merger and Acquisition related costs included in other expense, net	$ 1.7	$ 30.8	$ 53.3
Research and development costs	$ 174.6	$ 170.7	$ 151.4